Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2018
Loans from Third Parties \ Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

25. RELATED PARTY TRANSACTIONS AND BALANCES

A.	Loans to related parties- Loans paid to related parties of the Company, and outstanding balances were as follows:

	Loans paid to Related Parties		Balance of Loans Receivable from Related Parties
	During the years ended December 31,		As of December 31,	As of December 31,
	2018	2017	2018	2017
Related companies of non-controlling investors of Feng Hui	$-	$8,083,119	$490,724	$1,244,739

Interest income derived from the above loans to related parties were US$nil, US$293,395, US$491,080 for the years ended December 31, 2018, 2017 and 2016, respectively. These loans were made in the normal course of the Company’s lending operation. The interest rates on the above loans ranged between 12%-17.4% for the years ended December 31, 2018 and 2017, and ranged between 17.4%~24% for the year ended December 31, 2016. For the years ended December 31, 2018, 2017 and 2016, a provision for loan losses of US$714,145, US$2,322,898 and US$nil was provided for the loans receivable from related parties.

B.	Loans received from a cost investment investee

Lender name	Interest rate	Term	December 31, 2018	December 31, 2017
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 23, 2016 to August 22, 2017	$3,634,989	$3,841,787
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 30, 2016 to November 29, 2017	2,180,993	2,305,072
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 1, 2016 to November 30, 2017	1,453,996	1,536,715
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 19, 2016 to March 18, 2018	7,269,978	7,683,572
Total loans from a cost method investee			$14,539,956	$15,367,146

Interest expenses charged for the loans from the cost method investee were US$191,447, US$1,647,722 and US$1,818,656 for the years ended December 31, 2018, 2017 and 2016, respectively. Penalties for default payment of principal and interest were US$2,448,498, US$882,864 and US$nil for the years end December 31, 2018, 2017, and 2016, respectively.

C.	Guarantees

-	Guarantees of the loans receivable provided by the Company’s shareholders and related parties of the Company, and outstanding balances were as follows:

	For the years ended December 31,		As of December 31,	As of December 31,
Shareholders and related parties	2018	2017	2018	2017
Non-controlling shareholders of the Company	$-	$109,441,744	$-	$18,967,669
Related companies of a non-controlling shareholder of the Company	1,964,844	109,414,083	45,395,196	51,510,675
	$1,964,844	$218,855,827	$45,395,196	$70,478,344

-	Guarantees of the bank loans provided by the Company’s shareholders and related parties of the Company were as follows:

Bank name	Aggregated Principal	As of December 31, 2018	Shareholders and related parties
Tianshan Rural Commercial Bank	$7,996,976	$6,529,644	General manager of the Company and a non-controlling shareholder of the Company
Bank of Urumqi Co., Ltd	1,453,996	1,453,996	General manager of the Company and a non-controlling shareholder of the Company
	$9,450,972	$7,983,640

Bank name	Aggregated Principal	As of December 31, 2017	Shareholders and related parties
Tianshan Rural Commercial Bank	$8,451,931	$6,910,343	General manager of the Company and a non-controlling shareholder of the Company
Bank of Urumqi Co., Ltd	1,536,715	1,536,715	General manager of the Company and a non-controlling shareholder of the Company
Shanghai Pudong Development Bank	3,534,444	3,534,444	General manager of the Company and non-controlling shareholders of the Company
	$13,523,090	$11,981,502

-	Guarantees of the secured loans and loans from a cost investment investee provided by the Company’s shareholders and related parties of the Company were as follows:

As of and for the year ended December 31, 2018:

Lender name	Principal	As of December 31, 2018	Shareholders and related parties
China Great Wall Assets Management Co. Ltd.	$14,510,876	$14,510,876	Non-controlling shareholders of the Company
Xinjiang Microcredit Refinancing Co., Ltd.	14,539,956	14,539,956	Non-controlling shareholders of the Company
Hangzhou Jingyuan Investment Management Co., Ltd	59,613,818	59,613,818	Non-controlling shareholders of the Company
	$88,664,650	$88,664,650

As of and for the year ended December 31, 2017:

Lender name	Principal	As of December 31, 2017	Shareholders and related parties
China Great Wall Assets Management Co. Ltd.	$15,336,412	$15,336,412	Non-controlling shareholders of the Company
Xinjiang Microcredit Refinancing Co., Ltd.	15,367,146	15,367,146	Non-controlling shareholders of the Company
	$30,703,558	$30,703,558